Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets

The significant components of the Company’s deferred tax assets were as follows:

	June 30, 2026	December 31, 2025
Deferred Tax Asset	$1,809,017	$1,499,644
Valuation Allowance	(1,809,017)	(1,499,644)
Net Deferred Tax Asset	$-	$-

The significant components of the Company’s deferred tax assets were as follows:

	December 31, 2025	December 31, 2024
Deferred Tax Asset	$1,499,644	$181,186
Valuation Allowance	(1,499,644)	(181,186)
Net Deferred Tax Asset	$-	$-